REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue by type
Revenue	$ 12,922	$ 11,397
Gold
Revenue by type
Revenue	11,820	10,350
Spot market sales
Revenue by type
Revenue	11,268	9,973
Concentrate sales
Revenue by type
Revenue	536	367
Provisional pricing adjustments
Revenue by type
Revenue	16	10
Copper
Revenue by type
Revenue	855	795
Copper concentrate sales
Revenue by type
Revenue	871	786
Copper provisional pricing adjustments
Revenue by type
Revenue	(16)	9
Other sales
Revenue by type
Revenue	$ 247	$ 252